Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share

	December 31,
	2021	2020	2019
	£	£	£
Basic and Diluted loss for the year	(49,230,897)	(22,283,000)	(6,317,000)
13.Earnings per share (continued)

	December 31,
	2021	2020	2019
	Number	Number	Number
Weighted average number of ordinary shares	49,876,081	30,576,900	29,731,800

	December 31,
	2021	2020	2019
	£	£	£
Basic and diluted earnings per share (pence per share)	(0.99)	(0.73)	(0.21)